Financial Instruments (Predecessor) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2021
Financial Instruments [Abstract]
Percentage carrying value is less than fair market value of fixed interest long-term debt	(0.80%)
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 13,000,000
Fair Market Value [Member] | Level 2 [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 13,102,000
United Maritime Predecessor [Member]
Financial Instruments [Abstract]
Percentage carrying value is less than fair market value of fixed interest long-term debt		3.11%
United Maritime Predecessor [Member] | Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt		$ 5,500,000
United Maritime Predecessor [Member] | Fair Market Value [Member] | Level 2 [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt		$ 5,670,844